10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Remuneration or fees	$ 171,200	$ 184,813	$ 183,412
Option based payments (non-cash item)	203,254	42,090	333,918
Total compensation for key management personnel	$ 374,454	$ 226,903	$ 517,330